Property and Equipment	12 Months Ended
Jan. 31, 2023
Property and Equipment

7. Property and Equipment

Cost	Computer Equipment $	Equipment $	Leasehold Improvements $	Security System $	Total $

Balance, January 31, 2020	7,349	65,698	200,084	269,611	542,742
Addition	–	10,153	–	–	10,153
Acquisition (Note 6(b))	–	44,553	–	–	44,553
Impairment (Notes 5(b) and 5(c))	(7,349)	(77,098)	(200,084)	(269,611)	(554,143)
Effect of foreign exchange rate changes	–	1,247	–	–	1,247

Balance, January 31, 2023, 2022 and 2021	–	44,553	–	–	44,553

Accumulated Depreciation	Computer Equipment $	Equipment $	Leasehold Improvements $	Security System $	Total $

Balance, January 31, 2020	306	2,191	–	–	2,497
Depreciation	2,756	22,393	–	–	25,149
Impairment (Notes 5(b) and 5(c))	(3,062)	(16,926)	–	–	(19,988)
Effect of foreign exchange rate changes	–	24	–	–	24

Balance, January 31, 2021	–	7,682	–	–	7,682
Depreciation	–	18,436	–	–	18,436

Balance, January 31, 2022	–	26,118	–	–	26,118
Depreciation	–	18,435	–	–	18,435

Balance, January 31, 2023	–	44,553	–	–	44,553

Net book value, January 31, 2023	–	–	–	–	–
Net book value, January 31, 2022	–	18,435	–	–	18,435
Net book value, January 31, 2021	–	36,871	–	–	36,871

During the year ended January 31, 2021, pursuant to signing of the share purchase agreement for the sale of Pivot (Note 5(b)) and the shift in strategic focus (Note 5(c)), the Company impaired property and equipment totaling $534,155, which has been recorded within gain on sale/abandonment of assets, net in the consolidated statements of loss and other comprehensive loss.